Basis of Presentation and Summary of Significant Accounting Policies (Details) - Unite Acquisition 1 Corp. [Member]	12 Months Ended
Dec. 31, 2024 segment
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments	1
Reportable segment	1